Label	Element	Value
Prospectus Summary | Global Social Core Equity Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Global Social Core Equity Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of the Global Social Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Global Social Core Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it also has the ability to invest directly in securities and derivatives. To achieve the Portfolio’s and the Underlying Funds’ (defined below) investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Global Social Core Equity Portfolio is designed to provide exposure to a broad portfolio of equity securities of U.S. and non-U.S. companies, with a meaningful emphasis on smaller capitalization, lower relative price, and higher profitability companies, by primarily purchasing shares of U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, and Emerging Markets Social Core Equity Portfolio (the “Underlying Funds”). The Portfolio may have exposure to companies in all the market capitalization ranges. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Additionally, the representation of securities in the Underlying Funds as compared to their representation in the U.S. and non-U.S. markets may be affected by the Underlying Funds’ social issue screens.

As a non-fundamental policy, under normal circumstances, at least 80% of the Global Social Core Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities. The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 61% of its net assets in U.S. companies. This percentage will change due to market conditions.

The Advisor may also increase or reduce the Global Social Core Equity Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Global Social Core Equity Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and international and emerging markets Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another.

In addition, the Global Social Core Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (“ETFs”) for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s social criteria.

The Global Social Core Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

The Global Social Core Equity Portfolio and each Underlying Fund seek to purchase securities that are consistent with the Portfolio’s and Underlying Funds’ social issue screens, which are monitored by, or based upon information from, an independent third party. The Portfolio and each Underlying Fund seek to exclude from their investment portfolios those companies that are identified by the Portfolio’s and Underlying Funds’ social issue screens, as further discussed below. The Portfolio’s and Underlying Funds’ social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.

The Global Social Core Equity Portfolio and each Underlying Fund may modify their lists of social issue screens, at any time, without prior shareholder approval or notice.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.dimensional.com/us-en/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	oef_BarChartHeading	Global Social Core Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	oef_PerformanceTableHeading	Annualized Returns (%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Prospectus Summary | Global Social Core Equity Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Prospectus Summary | Global Social Core Equity Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Prospectus Summary | Global Social Core Equity Portfolio | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | Global Social Core Equity Portfolio | Fund of Funds Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Fund of Funds Risk: The investment performance of a fund of funds is affected by the investment performance of the underlying funds in which the fund of funds invests. The ability of a fund of funds to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of a fund of funds’ assets among the underlying funds. A fund of funds may allocate assets to an underlying fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of a fund of funds or any underlying fund will be achieved. Through its investments in the underlying funds, a fund of funds is subject to the risks of the underlying funds’ investments. When a fund of funds invests in underlying funds, investors are exposed to a proportionate share of the expenses of those underlying funds in addition to the expenses of a fund of funds. Certain risks of the Underlying Funds’ investments that are principal risks of investing in the Portfolio are described below.

Prospectus Summary | Global Social Core Equity Portfolio | Equity Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Prospectus Summary | Global Social Core Equity Portfolio | Social Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Social Investment Risk: A fund with social issue screens may limit the number of investment opportunities available to the fund, and as a result, at times the Portfolio may underperform funds that are not subject to such special investment conditions. For example, a fund with social issue screens may decline to purchase certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so. There is no guarantee that a fund’s investments will reflect the social considerations of any particular investor.

Prospectus Summary | Global Social Core Equity Portfolio | Small and Mid-Cap Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Prospectus Summary | Global Social Core Equity Portfolio | Profitability Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Prospectus Summary | Global Social Core Equity Portfolio | Value Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Prospectus Summary | Global Social Core Equity Portfolio | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Prospectus Summary | Global Social Core Equity Portfolio | Foreign Securities and Currencies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio and each Underlying Fund do not hedge foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Prospectus Summary | Global Social Core Equity Portfolio | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Prospectus Summary | Global Social Core Equity Portfolio | Securities Lending Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Prospectus Summary | Global Social Core Equity Portfolio | Operational Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Prospectus Summary | Global Social Core Equity Portfolio | Cyber Security Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Prospectus Summary | Global Social Core Equity Portfolio | MSCI All Country World IMI Index (net dividends)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World IMI Index (net dividends)
Prospectus Summary | Global Social Core Equity Portfolio | MSCI All Country World IMI Index (net dividends)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.09%	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 19, 2019
Prospectus Summary | Global Social Core Equity Portfolio | Institutional Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.34%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	431
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	35
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	109
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	191
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 431
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.41%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(27.28%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.12%	[1]
Annual Return [Percent]	oef_AnnlRtrPct	12.87%
Annual Return [Percent]	oef_AnnlRtrPct	20.19%
Annual Return [Percent]	oef_AnnlRtrPct	(17.74%)
Annual Return [Percent]	oef_AnnlRtrPct	22.31%
Annual Return [Percent]	oef_AnnlRtrPct	15.72%
Annual Return [Percent]	oef_AnnlRtrPct	22.64%
Performance Inception Date	oef_PerfInceptionDate	Nov. 19, 2019
Prospectus Summary | Global Social Core Equity Portfolio | Institutional Class | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.52%	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 19, 2019
Prospectus Summary | Global Social Core Equity Portfolio | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.63%	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 19, 2019

[1]	Since inception November 19, 2019.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.